RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	For the year	For the year	For the year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	US$	US$	US$
Data center operation costs for services provided by a minority interest shareholder of a subsidiary	1,325	9,108	—